Corporate information	9 Months Ended
Sep. 30, 2025
Corporate information
Corporate information

1. Corporate information

Americas Gold and Silver Corporation (the “Company”) was incorporated under the Canada Business Corporations Act on May 12, 1998 and conducts mining exploration, development and production in North America. The address of the Company’s registered office is 145 King Street West, Suite 2870, Toronto, Ontario, Canada, M5H 1J8. The Company’s common shares are listed on the Toronto Stock Exchange under the symbol “USA” and on the New York Stock Exchange American under the symbol “USAS”.

The unaudited condensed interim consolidated financial statements of the Company (“the Interim Financial Statements”) for the three and nine months ended September 30, 2025 were approved and authorized for issue by the Board of Directors of the Company on November 10, 2025.